Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Consolidated Financial Statements

Topic
Consolidation	2c I and 3
Fair value of financial instruments	2c II and 28
Effective interest rate	2c III, 5, 8, 9 and 10
Change to financial assets	2c IV, 5, 8, 9 and 10
Transfer and write-off of financial assets	2c V, 5, 8, 9 and 10
Expected credit loss	2c VI, 8, 9, 10 and 32
Goodwill impairment	2c VII and 14
Deferred income tax and social contribution	2c VIII and 24
Defined benefit pension plan	2c IX and 26
Provisions, contingencies and legal obligations	2c X and 29
Technical provisions for insurance and private pension	2c XI and 27

Summary of Consolidated Companies

	Functional Currency (1,2)	Incorporation Country	Activity	Interest in voting capital %		Interest in total capital %
				12/31/2022	12/31/2021	12/31/2022	12/31/2021
In Brazil
Banco Itaú BBA S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Consignado S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itauleasing S.A. (3)	Real	Brazil	Financial institution	-	100.00%	-	100.00%
Cia. Itaú de Capitalização	Real	Brazil	Premium Bonds	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil	Real	Brazil	Leasing	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Hipercard Banco Múltiplo S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Corretora de Valores S.A.	Real	Brazil	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.	Real	Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.	Real	Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard Instituição de Pagamento S.A.	Real	Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Foreign
Itaú CorpBanca Colombia S.A.	Colombian peso	Colombia	Financial institution	65.27%	49.30%	65.27%	49.30%
Banco Itaú (Suisse) S.A.	Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Argentina S.A.	Argentine peso	Argentina	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Paraguay S.A.	Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.	Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.	Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc	US Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.	US Dollar	United States	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú CorpBanca	Chilean peso	Chile	Financial institution	65.62%	56.60%	65.62%	56.60%

1) All overseas offices of ITAÚ UNIBANCO HOLDING have the same functional currency as the parent company, except for CorpBanca New York Branch and Itaú Unibanco S.A. Miami Branch, which uses the US dollar.
2) On January 1, 2022, the functional currency of the units Itaú Unibanco S.A. Miami Branch and Itaú BBA USA Securities Inc. was changed from reais into dollars due to the modification in the scope of activity and the main economic environment in which the units operate.
3) Company incorporated by Dibens Leasing S.A. - Arrendamento Mercantil at 03/31/2022.